CONTRACT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2025
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

Contract liabilities consists of the following:

	As of
	September 30, 2025	September 30, 2024

Balance at beginning of year	$1,673	$7,943
Additions	2,015,317	858,595
Recognized to revenue during the year	(1,974,219)	(864,865)
Balance at the end of year	$42,771	$1,673